Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

March 30, 2007

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the "Trust")
(File Nos. 33-12113 and 811-5028)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Trust, that (i) the form of Prospectuses and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 123, which was filed on March 29, 2007, and (ii) the text of Post-Effective Amendment No. 123 was filed electronically on March 29, 2007.

Please do not hesitate to contact the undersigned at (202) 261-3443 if you have any questions regarding this certification.

Sincerely,

/s/ Ajay Madan

cc:	J. Stephen King
Joshua Ratner
Brendan C. Fox